Details of Significant Accounts - Leasing arrangements, information on profit and loss accounts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Interest expense - lease liabilities	$ 5	$ 5
Expense on short-term lease contracts	193	198
Items affecting profit or loss due to leases	$ 198	$ 203